Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings as net gain (loss) on derivative instruments

	Year Ended December 31,
(U.S. Dollars in thousands)	2023	2022	2021
Realized gain (loss):
Interest rate swap contracts	$14,648	$(2,478)	$(10,094)
Foreign exchange forward contracts	(79)	(502)	—
Total realized gain (loss):	14,569	(2,980)	(10,094)
Unrealized gain (loss):
Interest rate swap contracts	(9,200)	38,490	20,054
Foreign exchange forward contracts	—	—	—
Total unrealized gain (loss):	(9,200)	38,490	20,054
Total realized and unrealized gain (loss) on derivative instruments:	$5,369	$35,510	$9,960